INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014
Current tax expense:
Federal									$ 397	$ 256
State									142	74
Current Income Tax Expense (Benefit)									539	330
Deferred tax expense (benefit):
Federal									(129)	295
State									15	34
Deferred Income Tax Expense (Benefit)									(113)	330
Income Tax Expense (Benefit)	$ 122	$ 148	$ 81	$ 74	$ 21	$ 153	$ 190	$ 295	$ 425	$ 659